Condensed Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 140	$ 139	$ 262	$ 245	$ 633	$ 687	$ 612
Foreign currency translation adjustments	2	(16)	18	(107)	(72)	(27)	(10)
Total comprehensive income	142	123	280	138	561	660	602
Comprehensive income attributable to noncontrolling interest	(10)	(7)	(22)	(6)	(20)	(44)	(57)
Comprehensive income attributable to QVC, Inc. stockholder	$ 132	$ 116	$ 258	$ 132	$ 541	$ 616	$ 545